Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue (note 14)	$ 305,651	$ 346,784
General and administrative expenses
Accounting and legal	51,442	55,467
Amortization (note 7)	4,072	1,398
Director and management fees (note 12)	60,000	43,974
Foreign exchange loss (gain)	(9,357)	$ 17,226
Research and development	2,885
Rent	26,106	$ 19,340
Salaries and benefits	249,384	$ 243,299
Stock-based compensation (notes Twelve & Thirteen)	90,932
Telephone	6,292	$ 5,805
Travel	33,346	10,671
Transfer agent and filing fees	18,688	21,610
Other general and administrative expenses	50,151	42,236
Total general and administrative expenses	(583,941)	(461,026)
Loss before income taxes	$ (278,290)	$ (114,242)
Income taxes (note 16)
Net loss for the year	$ (278,290)	$ (114,242)
Other comprehensive income (loss)
Exchange difference on translating foreign operations	(12,322)	1,612
Comprehensive loss	$ (290,612)	$ (112,630)
Basic and diluted weighted average number of common shares outstanding	42,870,753	32,285,274
Basic and diluted loss per common share	$ 0.00	$ 0.00